                             -------------------------
                                 MAIRS AND POWER
                                GROWTH FUND, INC.
                             -------------------------



1ST QUARTER REPORT
March 31, 1999


To Our Shareholders:                                              May 24, 1999

FIRST QUARTER RESULTS

     On March 31, 1999, the net asset value per share of Mairs and Power Growth Fund was $89.24, a decline of 3.7% from the year-end valuation. This compares with returns of 5.0% for the Standard and Poor's 500 Stock Index and -5.8% for the Russell 2000. The stock market has undergone a notable change since the end of the quarter with investors now focusing on a much broader group of stocks including many mid-cap equities that had been recent market laggards. The Fund has had a very strong performance during the past seven weeks and the year-to-date (May 24) return of 7.1% slightly exceeds that of the S & P 500. MONEY MAGAZINE devotes much of its June 1999 issue to the World's Best 100 Mutual Funds and Mairs and Power Growth Fund is included in this honor roll as it was a year ago when the survey was initiated.

     The U.S. economy achieved further strong growth during the first quarter of the year with Gross Domestic Product rising at a 4.5% annual rate. Once again, consumer spending led the expansion by rising at an annual rate of 6.7%, the fastest pace in eleven years. Inflation remained tame with consumer prices rising at an annual rate of 1.5% and unemployment continuing at a 29 year low. While the Federal Reserve Board, as well as most economists, are wary of declaring this to be a new era, there are some aspects of the economy that have notably changed. Most past recessions have been preceded by an excess accumulation of inventories that necessitated a downturn in the production of manufactured goods. In recent years, businesses have invested heavily in information technology that has allowed manufacturers to constantly fine-tune inventory levels to changes in current demand. Furthermore, the rapidly growing service sector of the economy rarely employs inventories and consequently inventory induced recessions may no longer occur. Growth in productivity, or output per hour of work, perhaps the most important measurement of economic prosperity, surged at an annual rate of 4% in the first quarter. After World War II, productivity grew 2.8% a year on average and consequently real personal income for almost all Americans rose at unprecedented rates. The pace slowed around 1973, and for the next 20 years, productivity growth averaged only 1% a year and real personal incomes stagnated. Since then, however, the pace has quickened and productivity has improved by 2% a year since 1995. A continuation of this trend should prolong the current period of economic expansion now in its ninth year.

     While the stock market will continue to experience periodic corrections, we believe that some strengthening in foreign economies coupled with continuing well balanced growth in the domestic economy should provide underlying support for stock prices in the months ahead. Corporate earnings have strengthened in 1999 and reported earnings for the first quarter generally exceeded expectations. Corporate restructuring continues to benefit profit margins and earnings are now expected to rise 8-10% for the year. Interest rates have moved up moderately in response to economic strength and some concern over the future rate of inflation. However, we believe that the federal budget surplus will hold rates in line and perhaps cause some decline later in the year, which would have a positive effect on stock prices.

                                                                George A. Mairs
                                                                      President

SCHEDULE OF INVESTMENTS                                          MARCH 31, 1999
-------------------------------------------------------------------------------
 NUMBER OF                                                            MARKET
  SHARES                  COMMON STOCKS                               VALUE
----------     -----------------------------------------------    -------------
                CHEMICAL 5.9%
  510,000       Ecolab, Inc.                                      $ 18,105,000
  222,500       H. B. Fuller                                        13,113,594
                                                                  ------------
                                                                    31,218,594
                                                                  ------------
                CONSUMER 10.7%
  247,000       General Mills, Inc.                                 18,663,938
  490,000       Hormel Foods                                        17,456,250
  442,610       Jostens, Inc.                                        9,405,462
  345,800       The Toro Company                                    10,849,475
                                                                  ------------
                                                                    56,375,125
                                                                  ------------
                DRUGS AND HOSPITAL SUPPLIES 11.4%
  282,000       Baxter International, Inc.                          18,612,000
  215,000       Johnson & Johnson                                   20,142,813
  156,000       Pfizer Inc.                                         21,645,000
                                                                  ------------
                                                                    60,399,813
                                                                  ------------
                FINANCIAL 15.6%
  330,000       ReliaStar Financial Corporation                     14,066,250
  426,000       St. Paul Companies, Inc.                            13,232,625
  640,000       TCF Financial Corporation                           16,640,000
  520,000       US Bancorp                                          17,712,500
  600,000       Wells Fargo & Company                               21,037,500
                                                                  ------------
                                                                    82,688,875
                                                                  ------------
                INFORMATION SERVICES 7.5%
  470,000       Deluxe Corp.                                        13,688,750
  981,500       Merrill Corporation                                 13,127,562
  518,400       National Computer Systems Inc.                      12,700,800
                                                                  ------------
                                                                    39,517,112
                                                                  ------------
                MEDICAL DEVICES 6.2%
  326,000       Medtronic, Incorporated                             23,390,500
  395,000       St. Jude Medical, Inc. *                             9,628,125
                                                                  ------------
                                                                    33,018,625
                                                                  ------------
                RETAILING 7.0%
  358,000       Dayton Hudson Corporation                           23,851,750
  628,000       SUPERVALU Inc.                                      12,952,500
                                                                  ------------
                                                                    36,804,250
                                                                  ------------
                TECHNOLOGY 15.5%
  400,000       Ceridian *                                          14,625,000
  308,050       Emerson Electric Co.                                16,307,397
  250,000       Honeywell Inc.                                      18,953,125
1,202,100       MTS Systems Corporation                             12,171,262
  213,000       Minnesota Mining & Manufacturing Company            15,069,750
  618,500       TSI Inc.                                             5,025,312
                                                                  ------------
                                                                    82,151,846
                                                                  ------------
                TELECOMMUNICATIONS 5.4%
  604,000       ADC Telecommunications Inc. *                       28,803,250
                                                                  ------------
                OTHER INDUSTRIALS 13.4%
  384,000       Bemis Company, Inc.                                 11,928,000
  892,300       BMC Industries, Inc.                                 3,959,581
  450,000       Burlington Northern Santa Fe                        14,793,750
  534,800       Donaldson Company, Inc.                              9,626,400
  609,850       Graco Inc.                                          13,454,816
  355,800       Imation Corporation *                                5,870,700
  200,000       Weyerhaeuser Company                                11,100,000
                                                                  ------------
                                                                    70,733,247
                                                                  ------------

                TOTAL COMMON STOCKS  98.6%                        $521,710,737
                                                                  ------------

                OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%          7,291,068
                                                                  ------------

                NET ASSETS  100%                                  $529,001,805
                                                                  ------------
                                                                  ------------

*Non-income producing

STATEMENT OF NET ASSETS                                                            AT MARCH 31, 1999
----------------------------------------------------------------------------------------------------
ASSETS
Common stocks as annexed, at market value (cost $405,463,833).........................  $521,710,737
Cash..................................................................................     5,888,749
Dividends and interest receivable.....................................................       474,211
Receivables for securities sold, not yet delivered....................................     1,257,133
Prepaid expense.......................................................................        19,665
                                                                                        ------------
                                                                                        $529,350,495
LIABILITIES
Accrued management fee...........................................    $264,080
Accrued custodian and transfer agent fee.........................      84,610
Payable for securities purchased, not yet received...............           0                348,690
                                                                  -----------           ------------

NET ASSETS
Equivalent to $89.24 per share on 5,927,870 shares outstanding.......................   $529,001,805
                                                                                        ------------
                                                                                        ------------

STATEMENT OF CHANGES IN NET ASSETS                         FOR THE THREE MONTHS ENDED MARCH 31, 1999
----------------------------------------------------------------------------------------------------
NET ASSETS, December 31, 1998.......................................................    $580,460,523

Net investment income, per statement below......................   $1,246,249
Reversal of Capital Gain Distribution Paid......................        1,887
Reversal of Dividend Reinvestment...............................          513              1,248,649
                                                                  -----------
Fund shares issued and repurchased:
   Received for 258,625 shares issued...........................   23,647,512
   Paid for 593,587 shares repurchased..........................  (54,270,777)           (30,623,265)
                                                                  -----------
Increase in unrealized net appreciation (depreciation)
   of investments...................................................................     (38,908,798)
Net gain or (loss) realized from sales of securities................................      16,824,696
Distribution from net realized gain.................................................               0
                                                                                        ------------

NET ASSETS, March 31, 1999..........................................................    $529,001,805
                                                                                        ------------
                                                                                        ------------

STATEMENT OF NET INVESTMENT INCOME                         FOR THE THREE MONTHS ENDED MARCH 31, 1999
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................................................    $  2,251,965
Interest............................................................................         113,687
                                                                                        ------------
                                                                                           2,365,652
EXPENSES
Management fee (Note A)........................................   $   834,987
Fees and expenses of custodian, transfer agent and
   dividend disbursing agent (Note A)..........................       143,130
Legal and auditing fees and expenses...........................         7,962
Insurance......................................................         3,345
Other Fees and Expenses........................................       129,979              1,119,403
                                                                  -----------           ------------

NET INVESTMENT INCOME..............................................................       $1,246,249
                                                                                        ------------
                                                                                        ------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisor fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Trust Company which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received $-0- compensation for meetings attended during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 1999 aggregated $3,984,420 and $24,835,528 respectively.

                             -------------------------
                                 MAIRS AND POWER
                                GROWTH FUND, INC.
                             -------------------------

                                 A NO-LOAD FUND
                         W-1420 First National Bank Building,
                  332 Minnesota Street, St. Paul, Minnesota 55101-1363
                                  651-222-8478
                      Shareholder Information: 800-304-7404


SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------
This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may result from an investment made in the Fund today.

                                                                                 PER SHARE
                                                               ---------------------------------------------
                                                                               DISTRIBUTIONS      DIVIDENDS
                                                                                OF REALIZED        FROM NET
                               SHARES           TOTAL NET      NET ASSET        SECURITIES        INVESTMENT
           DATES            OUTSTANDING          ASSETS          VALUE             GAINS            INCOME
       -------------        -----------       ------------     ---------       -------------      ----------
       Dec. 31, 1979           914,635        $ 14,104,765       $15.42                             $0.45
       Dec. 31, 1980           840,882          14,540,014        17.29                              0.55
       Dec. 31, 1981           861,678          13,148,158        15.26            $0.74             0.60
       Dec. 31, 1982           850,942          16,784,217        19.72             0.58             0.50
       Dec. 31, 1983           881,592          18,972,177        21.52             0.70             0.48
       Dec. 31, 1984           872,069          17,304,204        19.84             0.76             0.46
       Dec. 31, 1985           856,738          21,553,457        25.16             0.86             0.46
       Dec. 31, 1986           893,850          22,235,453        24.88             2.74             0.40
       Dec. 31, 1987           914,139          19,816,097        21.68             2.29             0.48
       Dec. 31, 1988           929,039          20,630,251        22.21             1.21             0.41
       Dec. 31, 1989           866,584          22,630,081        26.11             1.83             0.43
       Dec. 31, 1990           867,432          22,501,587        25.94             0.70             0.42
       Dec. 31, 1991           904,023          31,440,529        34.78             1.58             0.39
       Dec. 31, 1992           956,814          34,363,306        35.91             1.16             0.40
       Dec. 31, 1993         1,006,285          39,081,010        38.84             1.22             0.43
       Dec. 31, 1994         1,064,019          41,889,850        39.37             0.98             0.65
       Dec. 31, 1995         1,245,325          70,536,880        56.64             1.51             0.56
       Dec. 31, 1996         2,161,246         150,161,759        69.48             1.39             0.71
       Dec. 31, 1997         4,760,515         412,590,619        86.67             1.69             1.00
       Dec. 31, 1998         6,262,832         580,460,523        92.68             1.36             0.72
       Mar. 31, 1999         5,927,870         529,001,805        89.24               -                -

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND
                 (PERIODS ENDED MARCH 31, 1999) ARE AS FOLLOWS:

     1 YEAR: -2.8%               5 YEARS: +22.9%              10 YEARS: +19.4%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF
       FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
               BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
  ------------------------------------------------------------------------------

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

     George A. Mairs, III        William B. Frels             Peter G. Robb            Lisa J. Hartzell
    President and Director    Secretary and Director    Vice-President and Director        Treasurer

       Charlton Dietz                       Donald E. Garretson                       J. Thomas Simonet
          Director                               Director                                  Director